SEGMENT REPORTING - Summary of revenues and percentage of revenues by geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment reporting
Revenues	$ 292,487	$ 323,763	$ 382,407
Total net revenues
Segment reporting
Revenues (as a percent)	100.00%	100.00%	100.00%
Europe
Segment reporting
Revenues	$ 145,185	$ 184,057	$ 239,176
Europe | Total net revenues
Segment reporting
Revenues (as a percent)	49.60%	56.80%	62.50%
France
Segment reporting
Revenues	$ 31,321	$ 39,571	$ 52,264
North America
Segment reporting
Revenues	$ 77,814	$ 88,790	$ 81,675
North America | Total net revenues
Segment reporting
Revenues (as a percent)	26.60%	27.40%	21.40%
United States
Segment reporting
Revenues	$ 66,475	$ 74,296	$ 65,376
Other countries
Segment reporting
Revenues	$ 69,488	$ 50,916	$ 61,556
Other countries | Total net revenues
Segment reporting
Revenues (as a percent)	23.80%	15.80%	16.10%